Liquidity	9 Months Ended
Sep. 30, 2021
Liquidity [Abstract]
Substantial Doubt about Going Concern [Text Block]
18.     Liquidity
Management is required to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of these unaudited consolidated financial statements. Based on the Company's liquidity as at the date these unaudited consolidated financial statements were issued, including the liquidity generated from the completion of the sale-leaseback of four vessels in November 2021 (see note 19), the Company's working capital loan that is expected to be renewed in May 2022 and from the expected cash flows from Company's operations over the following year, the Company estimates that it will have sufficient liquidity to meet its minimum liquidity requirements under its financial covenants and to continue as a going concern for at least a one-year period following the issuance of these unaudited consolidated financial statements.